General information	12 Months Ended
Dec. 31, 2020
General information
General information

1. General information

Ardagh Group S.A. (the “Company”) was incorporated in Luxembourg on May 6, 2011. The Company’s registered office is 56, rue Charles Martel, L‑2134 Luxembourg, Luxembourg.

On March 20, 2017, the Company closed its initial public offering (“IPO”) of 18,630,000 Class A common shares on the New York Stock Exchange (“NYSE”).

Ardagh Group S.A. and its subsidiaries (together the “Group” or “Ardagh”) is a leading supplier of sustainable, innovative, value‑added rigid packaging solutions. The Group’s products include metal beverage cans, as well as glass containers primarily for beverage and food markets. End‑use categories include beer, wine, spirits, carbonated soft drinks (“CSD”), energy drinks, juices and water, as well as food and pharmaceuticals. Ardagh also holds a stake of approximately 42% in Trivium Packaging B.V. (“Trivium”), a leading supplier of metal packaging in the form of cans and aerosol containers, serving a broad range of end-use categories, principally including food, seafood, pet food and nutrition, as well as beauty and personal care.

These consolidated financial statements reflect the consolidation of the legal entities forming the Group for the periods presented. The principal operating legal entities forming the Group are listed in Note 27.

The principal accounting policies that have been applied to the consolidated financial statements are described in Note 2.